Vessel Operating Expenses - Vessel Operating Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 32,073,496	$ 30,874,618	$ 36,628,082
Insurance	1,889,041	2,162,523	2,068,485
Repairs and maintenance	6,590,006	5,677,033	7,359,816
Spares and consumable stores	7,990,022	7,783,902	8,907,211
Miscellaneous expenses	4,752,656	3,088,018	5,471,184
Total	$ 53,295,221	$ 49,586,094	$ 60,434,778